Provisions - Disclosure of Detailed Information About Reconciliation of Changes in Other Provisions (Details) (Bendon Limited) - NZD ($) $ in Thousands	6 Months Ended	7 Months Ended		12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2018
ProvisionsLineItems [Line Items]
Opening balance	$ 3,817	$ 3,432
Additional provisions recognised	754	1,179
Unused amounts reversed	(68)	(662)
Unwinding of discounts	28	271
Amounts used during the year	(834)	(475)
Exchange differences	(139)	72
Ending Balance	3,558	3,817		$ 3,817
Lease Contributions Provision [Member]
ProvisionsLineItems [Line Items]
Opening balance	1,322	997
Additional provisions recognised	573	584
Unused amounts reversed
Unwinding of discounts
Amounts used during the year	(619)	(293)
Exchange differences	(130)	34
Ending Balance	1,146	1,322		1,322
Onerous Contract Provision [Member]
ProvisionsLineItems [Line Items]
Opening balance	264	369
Additional provisions recognised
Unused amounts reversed
Unwinding of discounts
Amounts used during the year	(215)	(105)
Exchange differences
Ending Balance	49	264		264
Make Good Provision [Member]
ProvisionsLineItems [Line Items]
Opening balance	2,231	2,066
Additional provisions recognised	181	595
Unused amounts reversed	(68)	(662)
Unwinding of discounts	28	271
Amounts used during the year		(77)
Exchange differences	(9)	38
Ending Balance	2,363	2,231		2,231
Bendon Limited [Member]
ProvisionsLineItems [Line Items]
Opening balance	3,817		$ 3,410	3,777
Additional provisions recognised			1,006	1,230
Unused amounts reversed			(112)	(658)
Unwinding of discounts			(9)	271
Amounts used during the year			(499)	(913)
Exchange differences			(19)	110
Ending Balance		3,817	3,777	3,817
Bendon Limited [Member] | Lease Contributions Provision [Member]
ProvisionsLineItems [Line Items]
Opening balance	1,322		1,318	1,182
Additional provisions recognised			145	635
Unused amounts reversed
Unwinding of discounts
Amounts used during the year			(269)	(547)
Exchange differences			(12)	52
Ending Balance		1,322	1,182	1,322
Bendon Limited [Member] | Onerous Contract Provision [Member]
ProvisionsLineItems [Line Items]
Opening balance	264		275	553
Additional provisions recognised			508
Unused amounts reversed
Unwinding of discounts
Amounts used during the year			(230)	(289)
Exchange differences
Ending Balance		264	553	264
Bendon Limited [Member] | Make Good Provision [Member]
ProvisionsLineItems [Line Items]
Opening balance	$ 2,231		1,817	2,042
Additional provisions recognised			353	595
Unused amounts reversed			(112)	(658)
Unwinding of discounts			(9)	271
Amounts used during the year				(77)
Exchange differences			(7)	58
Ending Balance		$ 2,231	$ 2,042	$ 2,231